NUVEEN GROWTH FUND

SUPPLEMENT DATED JANUARY 31, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

Effective March 31, 2014, Robert C. Doll will serve as the sole portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRWP-0114P

NUVEEN GROWTH FUND

SUPPLEMENT DATED JANUARY 31, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2013

Effective March 31, 2014, Robert C. Doll will serve as the sole portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRWSAI-0114P